Debt Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Tables
Convertible Debt [Table Text Block]

	September 30, 2020	December 31, 2019
Deerfield Convertible Note	$7,340	$6,981
2021 Notes	—	3,000
December 2019 Notes	56,615	70,218
January 2020 Note	3,133	—

Total outstanding principal on debt obligations	67,088	80,199
Less: debt issuance costs and discounts	(1,168)	(2,856)

Convertible notes, net	$65,920	$77,343

	December 31,
	2019	2018
Deerfield Convertible Note	$6,981	$6,667
2021 Notes	3,000	76,673
December 2019 Notes	70,218	—

Total outstanding principal on debt obligations	80,199	83,340

Less: debt issuance costs and discounts	(2,856)	(1,902)

Convertible notes, net	$77,343	$81,438

Schedule of Maturities of Long-term Debt [Table Text Block]

Year Ending December 31,	Convertible Notes
2020	$—
2021	80,199

Total minimum principal payments	80,199

Less: debt issuance costs and discounts	(2,856)

Convertible notes, net	$77,343